COMBINED FINANCIAL INFORMATION - Balance Sheet (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Non-current assets:
Investment properties	$ 4,457,899	$ 3,424,978
Other non-current assets	24,216	53,785
Total non-current assets	4,482,115	3,478,763
Current assets:
Assets held for sale		44,238	$ 391,453
Other current assets	23,164	7,508
Cash and cash equivalents	298,677	658,246	$ 69,019
Total assets	4,803,956	4,188,755
Non-current liabilities:
Unsecured debt, net	1,186,994	1,198,414
Other non-current liabilities	383,763	408,722
Total non-current liabilities	1,570,757	1,607,136
Current liabilities:
Other current liabilities	85,089	84,634
Total liabilities	1,655,846	1,691,770
Equity:
Stapled unitholders' equity	3,146,143	2,495,518
Non-controlling interests	1,967	1,467
Total liabilities and equity	4,803,956	4,188,755
Granite REIT
Non-current assets:
Investment properties	4,457,899	3,424,978
Other non-current assets	24,216	53,785
Total non-current assets	4,482,115	3,478,763
Current assets:
Assets held for sale		44,238
Other current assets	23,144	7,462
Cash and cash equivalents	298,385	657,432
Total assets	4,803,644	4,187,895
Non-current liabilities:
Unsecured debt, net	1,186,994	1,198,414
Other non-current liabilities	383,763	408,722
Total non-current liabilities	1,570,757	1,607,136
Current liabilities:
Intercompany payable	11,828	7,130
Other current liabilities	72,949	76,644
Total liabilities	1,655,534	1,690,910
Equity:
Stapled unitholders' equity	3,146,122	2,495,501
Non-controlling interests	1,988	1,484
Total liabilities and equity	4,803,644	4,187,895
Granite GP
Non-current assets:
Investment in Granite LP	21	17
Total non-current assets	21	17
Current assets:
Other current assets	20	46
Intercompany receivable	11,828	7,130
Cash and cash equivalents	292	814
Total assets	12,161	8,007
Current liabilities:
Other current liabilities	12,140	7,990
Total liabilities	12,140	7,990
Equity:
Stapled unitholders' equity	21	17
Total liabilities and equity	12,161	8,007
Eliminations/Adjustments
Non-current assets:
Investment in Granite LP	(21)	(17)
Total non-current assets	(21)	(17)
Current assets:
Intercompany receivable	(11,828)	(7,130)
Total assets	(11,849)	(7,147)
Current liabilities:
Intercompany payable	(11,828)	(7,130)
Total liabilities	(11,828)	(7,130)
Equity:
Non-controlling interests	(21)	(17)
Total liabilities and equity	$ (11,849)	$ (7,147)